UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund:  BlackRock MuniYield Investment Fund (MYF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$601,816
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB:
5.75%, 9/01/18 (a)	975	1,108,468
5.75%, 9/01/33	25	27,852
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	575,412

		1,711,732
California — 12.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,049,236
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,944,176
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	810,515
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,257,595
5.25%, 5/01/33	830	940,921
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/44	1,275	1,384,319
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,000	2,198,560
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,690,665
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,916,363
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,470,409

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes, 6.00%, 3/01/33	$2,535	$3,038,071
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,205,900
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	975,455
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	734,994
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,254,811

		26,871,990
Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,165,590
5.50%, 11/15/30	330	380,655
5.50%, 11/15/31	400	459,572

		2,005,817
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	557,520
Florida — 7.6%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	788,589
County of Broward Florida Airport System, RB, Series A, AMT, 5.00%, 10/01/45 (b)	985	1,070,528
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,291,138
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,223,740

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$330	$332,561
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	240	244,385
County of Miami-Dade Educational Facilities Authority, Refunding RB, University of Miami-dade, Series A, 5.00%, 4/01/45	1,165	1,267,089
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,321,854
Series B, AMT, 6.25%, 10/01/38	525	638,678
Series B, AMT, 6.00%, 10/01/42	700	820,638
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,679,803
County of Orange Florida Health Facilities Authority, RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/45	1,000	1,060,130
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,391,652

		16,130,785
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	999,258
Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	569,987
5.25%, 8/01/26	525	614,360

		1,184,347
Illinois — 16.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	7,302,927
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,051,250

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	$1,000	$1,066,586
5.25%, 12/01/40	1,000	1,062,460
5.00%, 12/01/44	2,520	2,674,803
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,000	2,258,480
5.25%, 12/01/43	1,500	1,653,450
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,689,120
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,361,976
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,790,864
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,598,379
6.00%, 6/01/28	390	462,513
State of Illinois, GO:
5.25%, 2/01/31	1,005	1,068,516
5.25%, 2/01/32	2,200	2,329,646
5.50%, 7/01/33	1,000	1,073,580
5.50%, 7/01/38	415	437,510

		34,882,060
Indiana — 3.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,628,411
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,142,300

		6,770,711
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,734,286

2	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	$1,200	$1,397,364
Louisiana — 2.2%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,698,960
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,673,115
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,313,389

		4,685,464
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,988,725
Massachusetts — 2.5%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	1,210	1,264,680
Series C, 5.35%, 12/01/42	2,000	2,067,700
Series F, 5.70%, 6/01/40	1,940	2,031,917

		5,364,297
Michigan — 2.8%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,125,550
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	760	873,605
6.00%, 10/15/38	490	552,921

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$1,970	$2,373,672

		5,925,748
Mississippi — 1.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,273,519
Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,310,361
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,909,566

		7,219,927
New Jersey — 4.3%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, Private Activity Bond, AMT (AGM), 5.00%, 1/01/31	900	991,125
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,550,735
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,881,518
Series AA, 5.50%, 6/15/39	2,475	2,634,761

		9,058,139
New York — 1.4%
Country of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (c)	1,100	1,135,310
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,859,137

		2,994,447
Ohio — 2.2%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,465,344

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	$1,000	$1,151,990

		4,617,334
Oklahoma — 0.4%
Tulsa Airports Improvement Trust, Refunding RB, American Airlines Inc., AMT, 5.00%, 6/01/35 (d)	700	769,713
Pennsylvania — 5.4%
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,075	1,227,048
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,500	1,588,335
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	1,000	1,027,140
Pennsylvania Turnpike Commission, RB, Sub-Series A:
6.00%, 12/01/16 (a)	3,000	3,184,020
5.63%, 12/01/31	2,455	2,841,319
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,701,300

		11,569,162
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	3,950	3,842,757
South Carolina — 4.2%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,875,940
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,256,989
5.50%, 7/01/41	1,000	1,119,890
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50 (b)	1,280	1,400,640

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina State Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	$1,130	$1,230,197

		8,883,656
Texas — 9.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,136,370
6.00%, 1/01/41	2,600	2,960,802
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	1,800	2,004,318
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	280	339,816
6.00%, 8/15/45	3,515	4,154,273
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,448,565
Series H, 5.00%, 11/01/37	1,535	1,649,235
Mesquite Independent School District, GO, Series E, 5.00%, 8/15/41 (b)	630	722,963
North Texas Tollway Authority, Refunding RB:
1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,120,150
Series B, 5.00%, 1/01/40	1,630	1,778,379
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	806,418
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,979,667

		20,100,956
Virginia — 2.0%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	615,675
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	937,424

4	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$2,440	$2,765,764

		4,318,863
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,751,209
Total Municipal Bonds - 91.9%		195,211,602

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 20.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	2,680	3,109,283
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	4,200	4,661,244
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,852,780
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (f)	5,250	6,092,074
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	7,697	9,131,284
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	890,014
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,629,680
University of California, RB, Series O, 5.75%, 5/15/19 (a)	3,000	3,501,400

		43,867,759

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	$2,149	$2,422,749
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,805	3,263,393
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,902,743

		7,166,136
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,247,909
Illinois — 3.8%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	5,300	6,058,271
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,750	1,901,264

		7,959,535
Nevada — 9.0%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	5,000	5,683,850
Series B, 5.50%, 7/01/29	5,668	6,481,345
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	7,037,194

		19,202,389
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	2,159	2,427,530
New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,377,173
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,189,400

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series B, 5.25%, 6/15/36 (f)	$1,000	$1,037,088

		7,603,661
New York — 14.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	5,089,375
Series FF, 5.00%, 6/15/45	3,859	4,250,987
Series FF-2, 5.50%, 6/15/40	2,505	2,852,226
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,776,493
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,290	1,467,139
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	5,005,136
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	2,560	2,948,018
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,398,763

		30,788,137
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	3,240	3,617,168
Texas — 6.9%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (f)	3,989	4,452,931
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,134,670

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	$3,480	$4,085,102

		14,672,703
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,167,665
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,967,938
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 69.7%		148,111,279
Total Long-Term Investments (Cost — $308,772,234) — 161.6%		343,322,881

Short-Term Securities — 1.7%	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (g)(h)	3,474,599	3,474,599
Total Short-Term Securities (Cost — $3,474,599) — 1.7%		3,474,599
Total Investments (Cost — $312,246,833*) — 163.3%		346,797,480
Other Assets Less Liabilities — 0.2%		528,727
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.5)%		(75,522,812)
VRDP Shares, at Liquidation Value — (28.0)%		(59,400,000)

Net Assets Applicable to Common Shares — 100.0%		$212,420,968

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$237,329,858

Gross unrealized appreciation	$34,627,562
Gross unrealized depreciation	(666,044)

Net unrealized appreciation	$33,961,518

6	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between October 1, 2017 to November 15, 2019 is $18,118,175.

(g)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	2,293,764	1,180,835	3,474,599	$106

(h)	Represents the current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
OTC	Over-the-Counter
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(18)	10-Year U.S. Treasury Note	December 2015	$2,298,375	$35,697
(20)	5-Year U.S. Treasury Note	December 2015	$2,395,469	28,094
(18)	10-Year U.S. Treasury Note	December 2015	$2,298,375	35,697
(7)	Long U.S. Treasury Bond	December 2015	$1,095,062	22,002
(1)	U.S. Ultra Bond	December 2015	$159,750	3,561
Total				$89,354

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$343,322,881	—	$343,322,881
Short-Term Securities	$3,474,599	—	—	3,474,599

Total	$3,474,599	$343,322,881	—	$346,797,480

[1] See above Schedule of Investments for values in each state or political subdivision.

8	BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$89,354	—	—	$89,354
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,949	—	—	$3,949
Cash pledged for financial futures contracts	70,550			70,550
Liabilities:
TOB Trust Certificates	—	$(75,506,104)	—	(75,506,104)
VRDP Shares	—	(59,400,000)	—	(59,400,000)

Total	$74,499	$(134,906,104)	—	$(134,831,605)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2015	9

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Fund

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Fund

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Investment Fund

Date: December 22, 2015